Related Party Balances and Transactions - Schedule of Amount Due from Related Parties-current (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Amount due from related parties	$ 1,175
Hangzhou Alimama Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	876
Shanghai Touch Future Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	$ 299